Lease - Supplemental information related to operating leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Lease
Lease rightofuse assets, net	¥ 176,258	$ 27,659	¥ 91,743
Lease liabilities - current portion	80,582	12,645	45,073
Lease liabilities - non-current portion	104,232	$ 16,356	49,448
Total lease liabilities	¥ 184,814		¥ 94,521
Weighted average remaining lease term	2 years 9 months 3 days	2 years 9 months 3 days	2 years 3 months 3 days
Weighted average annual discount rate	4.75%	4.75%	4.75%